SCHEDULE OF INCOME TAX EXPENSES (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Current income tax
Deferred taxed					18	(13)
Income tax expenses	$ 2	$ 4	$ 6	$ 8	$ 18	$ (13)